Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.1%
Aerospace & Defense – 3.5%
L3Harris Technologies Inc	1,382,480	$334,145,416
Teledyne Technologies Inc*	700,403	262,728,169
		596,873,585
Airlines – 0.8%
Ryanair Holdings PLC (ADR)*	2,030,937	136,580,513
Auto Components – 0.5%
Visteon Corp*	870,496	90,165,976
Banks – 0.5%
SVB Financial Group*	195,688	77,294,803
Biotechnology – 2.4%
Ascendis Pharma A/S (ADR)*	999,428	92,906,827
BioMarin Pharmaceutical Inc*	1,595,564	132,224,389
Neurocrine Biosciences Inc*	1,071,799	104,478,967
Sarepta Therapeutics Inc*	1,073,081	80,438,152
		410,048,335
Capital Markets – 6.1%
Cboe Global Markets Inc	1,599,178	181,010,958
Charles Schwab Corp	1,208,719	76,366,866
LPL Financial Holdings Inc£	3,788,954	698,986,234
MSCI Inc	189,320	78,028,238
		1,034,392,296
Chemicals – 0.4%
Corteva Inc	1,304,878	70,646,095
Commercial Services & Supplies – 1.9%
Cimpress PLC*,£	2,154,740	83,819,386
Rentokil Initial PLC	4,436,094	25,624,310
Ritchie Bros Auctioneers Inc	3,367,876	219,114,013
		328,557,709
Containers & Packaging – 1.1%
Sealed Air Corp	3,101,763	179,033,760
Diversified Consumer Services – 1.5%
Frontdoor Inc*	3,437,401	82,772,616
Terminix Global Holdings Inc*	4,325,747	175,841,616
		258,614,232
Electric Utilities – 1.0%
Alliant Energy Corp	2,972,776	174,234,401
Electrical Equipment – 2.2%
Regal Beloit Corp	675,040	76,630,541
Sensata Technologies Holding PLC	7,037,320	290,711,689
		367,342,230
Electronic Equipment, Instruments & Components – 5.4%
Dolby Laboratories Inc	1,056,672	75,615,448
Flex Ltd*	18,018,604	260,729,200
National Instruments Corp	5,780,684	180,530,761
TE Connectivity Ltd	3,494,938	395,452,235
		912,327,644
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One*	4,955,946	314,553,893
Equity Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	2,400,381	211,161,517
Health Care Equipment & Supplies – 8.7%
Boston Scientific Corp*	11,997,287	447,138,887
Cooper Cos Inc	637,960	199,758,035
Dentsply Sirona Inc	4,421,283	157,972,442
ICU Medical Inc*,£	1,241,382	204,070,787
STERIS PLC#	1,002,052	206,573,020
Teleflex Inc	1,066,490	262,196,567
		1,477,709,738
Hotels, Restaurants & Leisure – 1.7%
Aramark	5,578,823	170,879,348
Entain PLC*	8,182,852	123,993,169
		294,872,517
Information Technology Services – 11.3%
Amdocs Ltd	5,484,437	456,908,446
Broadridge Financial Solutions Inc	1,750,838	249,581,957
Fidelity National Information Services Inc	2,652,558	243,159,992
Global Payments Inc	1,982,747	219,371,128
GoDaddy Inc*	5,769,561	401,330,663

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
WEX Inc*	2,215,668	$344,669,314
		1,915,021,500
Insurance – 7.2%
Aon PLC - Class A	489,874	132,109,220
Intact Financial Corp	3,647,380	514,544,144
Ryan Specialty Group Holdings Inc - Class A*	3,055,362	119,739,637
WR Berkley Corp	6,548,968	447,032,556
		1,213,425,557
Internet & Direct Marketing Retail – 0.2%
Wayfair Inc - Class A*,#	943,840	41,113,670
Life Sciences Tools & Services – 3.8%
Avantor Inc*	7,886,766	245,278,423
Illumina Inc*	563,326	103,854,781
PerkinElmer Inc	1,262,833	179,600,109
Waters Corp*	332,475	110,042,576
		638,775,889
Machinery – 2.6%
Ingersoll Rand Inc	5,318,125	223,786,700
Wabtec Corp	2,699,268	221,555,917
		445,342,617
Multiline Retail – 0.5%
Dollar Tree Inc*	508,758	79,289,934
Oil, Gas & Consumable Fuels – 2.0%
Magellan Midstream Partners LP	7,147,831	341,380,409
Pharmaceuticals – 2.2%
Catalent Inc*	2,265,136	243,026,441
Elanco Animal Health Inc*	6,520,644	128,000,242
		371,026,683
Professional Services – 0.2%
Upwork Inc*	1,795,397	37,128,810
Real Estate Management & Development – 0.1%
Redfin Corp*	2,922,610	24,082,306
Road & Rail – 2.4%
JB Hunt Transport Services Inc	2,622,869	413,023,181
Semiconductor & Semiconductor Equipment – 7.9%
KLA Corp	1,060,162	338,276,491
Lam Research Corp	243,093	103,594,082
Microchip Technology Inc	3,891,004	225,989,512
NXP Semiconductors NV	1,147,179	169,816,907
ON Semiconductor Corp*	10,126,024	509,440,267
		1,347,117,259
Software – 10.2%
Atlassian Corp PLC - Class A*	471,028	88,270,647
Ceridian HCM Holding Inc*	3,927,550	184,909,054
Constellation Software Inc/Canada	322,992	479,561,556
Dynatrace Inc*	2,531,693	99,849,972
j2 Global Inc*	1,213,356	90,431,423
Nice Ltd (ADR)*	1,197,077	230,377,469
SS&C Technologies Holdings Inc	8,676,112	503,821,824
Topicus.com Inc*	832,240	46,966,271
		1,724,188,216
Specialty Retail – 2.4%
Burlington Stores Inc*	698,357	95,137,174
CarMax Inc*	3,515,098	318,046,067
		413,183,241
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc#	5,342,285	153,750,962
Trading Companies & Distributors – 1.3%
Ferguson PLC	2,052,528	227,235,375
Total Common Stocks (cost $11,313,804,742)		16,319,494,853
Investment Companies– 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $655,356,445)	655,320,374	655,385,906
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	22,389,862	22,389,862

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$5,618,715	$5,618,715
Total Investments Purchased with Cash Collateral from Securities Lending (cost $28,008,577)		28,008,577
Total Investments (total cost $11,997,169,764) – 100.1%		17,002,889,336
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(19,903,790)
Net Assets – 100%		$16,982,985,546

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$14,891,199,455	87.6%
Canada	1,413,936,946	8.3
Israel	230,377,469	1.4
United Kingdom	149,617,479	0.9
Ireland	136,580,513	0.8
Denmark	92,906,827	0.5
Australia	88,270,647	0.5

Total	$17,002,889,336	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/22
Common Stocks - 1.7%
Capital Markets - N/A
LPL Financial Holdings Incš	$3,002,849	$53,097,375	$68,380,257	$	N/A
Commercial Services & Supplies - 0.5%
Cimpress PLC*	-	-	(103,276,688)		83,819,386
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	-	-	(81,445,115)		204,070,787
Total Common Stocks	$3,002,849	$53,097,375	$(116,341,546)		$287,890,173
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	1,496,303	8,075	(5,208)		655,385,906
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	55,973∆	-	-		22,389,862
Total Affiliated Investments - 5.6%	$4,555,125	$53,105,450	$(116,346,754)		$965,665,941

(1) For securities that were affiliated for a portion of the period ended June 30, 2022, this column reflects amounts for the entire period ended June 30, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Common Stocks - 1.7%
Capital Markets - N/A
LPL Financial Holdings Incš	644,474,847	-	(66,966,245)	698,986,234
Commercial Services & Supplies - 0.5%
Cimpress PLC*	187,096,074	-	-	83,819,386
Health Care Equipment & Supplies - 1.2%
ICU Medical Inc*	235,963,983	49,551,919	-	204,070,787
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	744,167,504	1,672,762,557	(1,761,547,022)	655,385,906
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	3,046,145	554,350,853	(535,007,136)	22,389,862

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	9/22/22	(95,709,000)	$74,073,449	$(304,259)
Euro	9/22/22	(22,655,000)	24,116,161	234,645

				(69,614)
Citibank, National Association:
Canadian Dollar	9/22/22	(137,581,000)	106,466,249	(451,172)
Euro	9/22/22	(37,761,000)	40,202,857	397,519

				(53,653)
HSBC Securities (USA), Inc.:
Canadian Dollar	9/22/22	(131,599,000)	101,878,259	(390,410)
Euro	9/22/22	4,460,000	(4,701,084)	376
Euro	9/22/22	1,800,000	(1,907,035)	(9,585)
Euro	9/22/22	(37,762,000)	40,206,221	399,829

				210
JPMorgan Chase Bank, National Association:
Canadian Dollar	9/22/22	(151,581,000)	117,368,420	(428,731)
Euro	9/22/22	(47,761,000)	50,836,231	489,504

				60,773
State Street Bank and Trust Company:
Canadian Dollar	9/22/22	(108,608,000)	84,102,319	(299,505)
Euro	9/22/22	(29,791,000)	31,712,102	308,250

				8,745
Total				$(53,539)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$149,690,408
Average amounts sold - in USD	872,493,663

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2022.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$16,319,494,853	$-	$-
Investment Companies	-	655,385,906	-
Investments Purchased with Cash Collateral from Securities Lending	-	28,008,577	-
Total Investments in Securities	$16,319,494,853	$683,394,483	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,830,123	-
Total Assets	$16,319,494,853	$685,224,606	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,883,662	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70219 08-22